Balance Sheets (Parenthetical) - $ / shares $ / shares in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value	[1]	$ 0	$ 0
Ordinary shares, authorized		100,000,000	100,000,000
Ordinary shares, issued		2,014,263	1,264,757
Ordinary shares, outstanding		2,014,263	1,264,757

[1]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).